EARNINGS PER SHARE (Tables)	12 Months Ended
Jan. 31, 2026
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Income per Common Share
The following table summarizes the calculation of basic and diluted net loss per ordinary share attributable to Cognyte for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands except per share data)	2026	2025	2024
Net income (loss)	$4,613	$(7,234)	$(11,645)
Net income attributable to noncontrolling interest	5,251	4,817	3,925
Net loss attributable to Cognyte Software Ltd.	$(638)	$(12,051)	$(15,570)

Weighted-average shares outstanding:
Basic and diluted	72,910	71,797	70,081

Net loss per share attributable to Cognyte Software Ltd.:
Basic and diluted	$(0.01)	$(0.17)	$(0.22)